[Transamerica Financial Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA BNY
File No. 811-08750, CIK 0000929519
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance TrustSM; MTB Group of Funds; J.P. Morgan Series Trust II and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2005, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 25, 2005, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 28, 2005, MFS® Variable Insurance TrustSM filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 30, 2005, MTB Group of Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000830744);

•	On September 7, 2005, J.P. Morgan Series Trust II filed its semi annual report with the Commission via EDGAR (CIK: 0000916118); and

Securities and Exchange Commission

September 15, 2005

•	On August 25th, 2005, Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Financial Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group